SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2022
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
3.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
(a)	Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2021 and 2022 are not necessarily indicative of the results that may be expected for the full year. The information included in this interim report should be read in conjunction with Management’s Discussion and Analysis of Financial Condition and Results of Operations and the financial statements and notes thereto included in the Company’s consolidated financial statements for the fiscal year ended December 31, 2021 included in its annual report filed with the SEC on May 16, 2022.

(b)	Principles of consolidation

The accompanying unaudited condensed consolidated financial statements include the financial statements of the Group. All significant inter-company transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Subsidiaries are those entities in which the Group, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

(c)	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Areas where management uses subjective judgement include, but are not limited to allowance for doubtful accounts, share-based compensation, deferred tax and uncertain tax position, valuation of convertible loans, useful lives of intangible assets and property and equipment, and impairment of long-lived assets, goodwill and long-term investments. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences could be material to the consolidated financial statements.

3.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)
(d)	Accounts receivable, net of allowance for doubtful accounts

Accounts receivable are recorded at their invoiced amounts, net of allowances for doubtful accounts. An allowance for doubtful accounts is recorded when the collection of the full amount is no longer probable. In evaluating the collectability of receivable balances, the Group considers specific evidence, including aging of the receivable, the customer’s payment history, its current creditworthiness and current economic trends. Accounts receivable are written off after all collection efforts have ceased. The Group regularly reviews the adequacy and appropriateness of the allowance for doubtful accounts.

Accounts receivable as of December 31, 2021 and June 30, 2022 were as follows:

	December 31,	June 30,
	2021	2022
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Accounts receivable	6,699	6,440	961
Allowance for doubtful accounts	(1,145)	(1,396)	(208)
Balance at end of period	5,554	5,044	753

Movement in the allowances for doubtful debts were as follows:

	For the Year
	Ended	For the Six Months
	December 31,	Ended June 30,
	2021	2022
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Balance at beginning of period	304	1,145	171
Additional provision	841	251	37
Balance at end of period	1,145	1,396	208

(e)	Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets acquired less liabilities assumed of an acquired business. The Group’s goodwill at December 31, 2021 arose from its business acquisition of Anpai Shanghai in 2021. Goodwill acquired in a business combination is not amortized, but instead tested for impairment at least annually, or more frequently if certain circumstances indicate a possible impairment may exist.

In accordance with ASC 350-20, Intangibles-Goodwill and Other, Goodwill, (“ASC 350-20”) the Group has assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Group has determined that it has one reporting unit, which is also its only reportable segment.

3.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)
(e)	Goodwill (continued)

The Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step test in accordance with ASC 350-20. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described below is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired, and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

For the six months ended June 30, 2021 and 2022, due to the slow development of Anpai Shanghai, the Group performed the two-step test for the reporting unit. In accordance with ASC 350-20, the Group recorded an impairment loss of Nil and RMB12,758 ($1,905) for the six months ended June 30 2021 and 2022, respectively.

(f)	Impairment of Long-lived assets other than goodwill

The Group evaluates its long-lived assets, including property and equipment and intangibles with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. The adjusted carrying amount of the assets become new cost basis and are depreciated over the assets’ remaining useful lives. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For the six months ended June 30, 2022, due to the slow development of Anpai Shanghai, the Group evaluated the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition and determined that the fair value of intangible assets of Anpai Shanghai was nil. Therefore, the Group impaired the intangible assets acquired from the acquisition of Anpai Shanghai of RMB7,911 (US$1,181).

(g)	Fair value of financial instruments

The Group applies ASC 820, Fair Value Measurements and Disclosures, (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

3.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)
(g)	Fair value of financial instruments (continued)

Level 2—Other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group’s financial instruments include cash and cash equivalents, accounts receivables, accounts payable, other receivables, other payables and short-term debt. The carrying values of these financial instruments approximate their fair values due to their short-term maturities.

The Group elected the fair value option to account for its convertible loans. The Group engaged an independent valuation firm to perform the valuation. The fair value of the convertible loans as of December 31, 2021 and June 30, 2022 was RMB27,859 and RMB15 (US$2) calculated using the binomial tree model. The convertible loans are classified as Level 3 instruments as the valuation was determined based on unobservable inputs which are supported by little or no market activity and reflect the Group’s own assumptions in measuring fair value. Significant estimates used in developing the fair value of the convertible loans include time to maturity, risk-free interest rate, straight debt discount rate, probability of conversion and expected timing of conversion. Refer to Note 7 for additional information.

As the inputs used in developing the fair value for Level 3 instruments are unobservable, and require significant management estimate, a change in these inputs could result in a significant change in the fair value measurement.

The following is a reconciliation of the beginning and ending balances for convertible loans measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2021 and June 30, 2022:

	December 31,	June 30,
	2021	2022
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Opening balance	2,232	27,859	4,159
New convertible loans issued	32,344	—	—
Conversion of accounts payable to convertible loan	4,534	—	—
Conversion of convertible loans	(20,110)	(27,739)	(4,141)
Loss on change in fair value of convertible loan	9,073	(139)	(21)
Other comprehensive income -foreign exchange translations	(214)	34	5
Total	27,859	15	2

3.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)
(h)	Revenue recognition

The Group derives its revenues principally from customers through the Group’s cancer screening and detection test and physical checkup package services. Revenue is recognized when the Group satisfies the performance obligations in an amount of consideration to which the Group expects to be entitled to in exchange for those services. The Group evaluates the presentation of revenue on a gross or net basis based on whether it controls the services provided to customers and is the principal (i.e., “gross”), or the Group arranges for other parties to provide the service to the customers and is an agent (i.e., “net”). The Group presents value-added taxes as a reduction from revenues.

Revenue from cancer screening and detection tests

Revenue from cancer screening and detection test are primarily generated through administration of the tests to the Group’s customer constituents, the Group’s cancer screening and detection tests based on CDA technology and other cancer screening and detection technologies, such as biomarker-based tests, to its customers (primarily corporations and life insurance companies). A contract exists when the master service agreement has been executed and the customer submitting a service request, which is a placed order. The Group’s contracts have a single performance obligation which is satisfied upon rendering the cancer screening and detection tests and delivery of the cancer screening and detection test results to the customer or the customer’s employees as well as individual policy holders. The Group acts as the principal as it controls the cancer screening and detection tests before it is transferred to the customer and records revenue on a gross basis at a point in time, when the cancer screening and detection test results are delivered to the customer. The Group accrues 5% of the revenue from cancer screening and detection tests as warranty liability reserve which is included in accrued expenses and other current liabilities.

Revenue from physical checkup packages

The Group facilitates the procurement of physical checkup package services by corporations and life insurance companies for their employees and policy holders, respectively, from third-party physical checkup package service providers. The Group enters into contracts with corporations and life insurance companies and physical checkup service providers. The Group considers both the corporations and life insurance companies and the third-party physical checkup package service providers as its customers in this type of transaction. The Group’s performance obligation is to facilitate the corporations and life insurance companies and the third-party physical checkup package service providers to complete the purchase of physical checkup package services, which is not controlled by the Group prior to being transferred to the corporations and life insurance companies. The Group fulfills its performance obligation at a point in time when the employees and policy holders of corporations and life insurance companies, respectively, complete the physical checkups at which the Group records the net amount that it retains from such completed transaction as revenue.

The Group also enters into arrangements to deliver both cancer screening and detection tests and physical checkup package services. The Group is the principal for the cancer screening and detection tests and the agent for physical checkup package services. Revenues for cancer screening and detection tests and physical checkup are both recognized at a point in time when the performance obligation is satisfied upon delivery of the cancer screening and detection test results to the end customers and completion of physical checkup respectively. As the Group acts as both the principal and agent in the arrangement, the Group allocates the transaction price to each performance obligation on a relative stand-alone selling price basis.

3.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)
(h)	Revenue recognition (continued)

Revenue from Technology services

The Group provides a series of technology services including but not limited to market research, designing, coding, developing, testing, etc. to a client for a contractual term of two years. As the series of services are an integral part of a project of which the goal is to enable the client to produce a cancer-treatment medical device, none of the mentioned services can be isolated and identified as a distinct performance obligation. The Group concluded that the combined services in the contract constitutes a single performance obligation. The contract price is fully allocated to the single performance obligation. Revenue from technology services is recognized over time. The Group uses input methods to measure the progress toward complete satisfaction of the performance obligation. Input methods measure progress based on resources consumed or efforts expended relative to total resources expected to be consumed or total efforts expected to be expended. The completion percentage is determined by costs incurred/total costs estimated to be incurred.

Retail revenue

The Group started its retail business of selling genetic testing kits and skin-care products in fiscal 2021. Customers pay upfront and the Group delivers the ordered products. Revenue is recognized at a point in time upon delivery.

All revenues are generated in the PRC.

Contract balances

The payment terms and conditions within the Group’s contracts vary by the type of services and customer.

Contract assets relate to the Group’s conditional right to consideration for completed performance obligations under the contract. Accounts receivable are recorded when the right to consideration becomes unconditional. The Group does not have contract assets for the periods presented.

In instances where the timing of revenue recognition differs from the timing of invoicing, the Group has determined that its contracts generally do not include a significant financing component.

Contract liabilities represent considerations received from corporations, life insurance companies and technology services clients in advance of satisfying the Group’s performance obligations under the contract, which are presented in “advance from customers” in the consolidated balance sheets. Revenue recognized that was included in contract liabilities at the beginning of the period was RMB769 and RMB1,735 (US$259) for the six months ended June 30, 2021 and 2022, respectively. As of December 31, 2021 and June 30, 2022, contract liabilities amounted to RMB4,174 and RMB4,563 (US$681), respectively.

PRC Value-Added Taxes (“VAT”) and surcharges

The services of the Group are subject to value-added taxes of 6%. Retail sales are subject to value-added taxes of  3% or 13%. The Group is subject to an education surtax and urban maintenance and construction tax, on the services provided in the PRC.

3.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)
(h)	Revenue recognition (continued)

Practical expedients

The Group has applied the following practical expedients:

(i)	The transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied has not been disclosed, as substantially all of the Group’s contracts have a duration of one year or less.
(ii)	The Group recognizes incremental costs to obtain a contract as expenses when incurred because the amortization period would be one year or less. These costs are recorded within sales and marketing expenses.

Disaggregation of revenue

	For the six months ended June 30,
	2021	2022	2022
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Cancer screening and detection tests	9,240	3,736	558
Physical checkup packages	16	31	5
Technology service	—	1,239	185
Retail revenue	—	207	31
Total revenues	9,256	5,213	779

(i)	Leases

Leases are classified at the inception date as either a capital lease or an operating lease. The Group assesses a lease to be a capital lease if any of the following conditions exist: (a) ownership is transferred to the lessee by the end of the lease term, (b) there is a bargain purchase option, (c) the lease term is at least 75% of the property’s estimated remaining economic life, or (d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an occurrence of an obligation at the inception of the lease. The Group has no capital leases for the years presented.

The Company adopted ASU No. 2016-02—Leases (Topic 842) since January 1, 2022, using a modified retrospective transition method permitted under ASU No. 2018-11. This transition approach provides a method for recording existing leases only at the date of adoption and does not require previously reported balances to be adjusted. In addition, we elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allowed us to carry forward the historical lease classification. Adoption of the new standard resulted in the recording of additional lease assets and lease liabilities on the consolidated balance sheets. The standard did not materially impact our consolidated net earnings and cash flows.

(j)	Share-based compensation

The Group accounts for share-based compensation in accordance with ASC 718, Compensation – Stock Compensation (“ASC 718”). In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award. All the Group’s share-based awards were classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values.

3.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)
(j)	Share-based compensation (continued)

The Group has elected to recognize share-based compensation using the straight-line method for all share-based awards granted with graded vesting based on service conditions. The Group accounts for forfeitures as they occur in accordance with ASU No. 2016-09, Compensation — Stock Compensation (Topic 718): Improvement to Employee Share-based Payment Accounting. The Black-Scholes Model were applied in determining the estimated fair value of the options granted to employees and non-employees.

(k)	Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties related to unrecognized tax benefit recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expenses.

(l)	Loss per share

Loss per share is calculated in accordance with ASC 260, Earnings per Share. Basic loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Basic and diluted loss per ordinary share is presented in the Group’s consolidated statements of comprehensive loss.

The rights, including the liquidation and dividend rights, of the holders of our Class A and Class B ordinary shares are identical, except with respect to voting. Each Class A ordinary share is entitled to one vote; and each Class B ordinary share is entitled to ten votes and is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. For the six months ended June 30, 2021 and 2022, the net loss per share amounts were the same for the Class A and Class B ordinary shares because the holders of each class are entitled to equal per share dividends or distributions in liquidation.

The Group did not include share options in the computation of diluted earnings per share for the six months ended June 30, 2021 and 2022, because those share options were anti-dilutive..

3.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)
(m)	Risks, Uncertainties and Concentrations

COVID-19

Beginning in late 2019, an outbreak of a novel strain of coronavirus (COVID-19) first emerged in China and has spread globally. In March 2020, the World Health Organization (“WHO”) declared COVID-19 as a pandemic. Governments in affected countries imposed travel bans, quarantines and other emergency public health measures, which caused material disruption to businesses globally resulting in an economic slowdown.

A new COVID-19 subvariant (Omicron) outbreak hit China in March 2022, spreading more quickly and easily than previous strains. As a result, a new round of lockdowns, quarantines, and travel restrictions were imposed upon different provinces or cities in China by the relevant local government authorities. The Company temporarily closed its Shanghai office and suspended offline marketing activities on April 1, 2022 as well. As required by the local authorities in Shanghai, employees located in Shanghai worked remotely. Beginning June 1, 2022, the Company reopened its Shanghai office and resumed offline marketing activities. For the six months ended June 30, 2022, the COVID-19 pandemic had an adverse impact on the Company’s financial positions and operating results. During the six months ended June 30, 2022, the Company’s revenue decreased to RMB5,213(US$779) from RMB9,256 for the six months ended June 30, 2021.

Starting in December 2022, China announced an easing of its COVID-19 restriction policy. Authorities downgraded the management of COVID-19 from category A to category B and lifted the restriction measures related to the COVID-19 pandemic, such as the reduction in travel and tourists, conventions and business events, closures and restrictions on business operations. The reopening of China’s economy from the stringent COVID-19 restrictions is expected to boost economic growth in Asia and beyond, but management is unable at this time to determine the future impact of the COVID-19 pandemic on its future operations, financial condition, liquidity, and results of operations.

Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents and accounts receivables. As of December 31, 2021 and June 30, 2022, the aggregate amounts of cash and cash equivalents of RMB4,237 and RMB5,872 (US$ 877), respectively, were held at major financial institutions located in the PRC and RMB5,014 and RMB1,018 (US$ 152), respectively, were deposited with major financial institutions located outside the PRC. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions. Historically, deposits in Chinese banks are secured due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007 which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy. In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy of those Chinese banks in which the Group has deposits has increased. In the event of bankruptcy of one of the banks which holds the Group’s deposits, the Group is unlikely to claim its deposits back in full since the bank is unlikely to be classified as a secured creditor based on PRC laws.

Accounts receivables, unsecured and denominated in RMB, are exposed to credit risk. As of December 31, 2021, two customers accounted for 43% and 12% of total accounts receivables. As of June 30, 2022, two customers accounted for 35% and 28% of total accounts receivables, respectively. The risk is mitigated by credit evaluations the Group performs on its customers.

3.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)
(m)	Risks, Uncertainties and Concentrations (continued)

Business, customer, supplier, political and economic risks

The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in industry standards; changes in certain strategic relationships or customer relationships; regulatory considerations; intellectual property considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth. The Group’s operations could be also adversely affected by significant political, economic and social uncertainties in the PRC. The Group is also reliant on contract manufacturers that manufacture key components of its CDA device used in its diagnostic testing.

For the six months ended June 30, 2021, two customers accounted for 50%, and 19% of the total revenues, respectively. For t six months ended June 30, 2022, the Group had two customers that accounted for 49% and 24% of total revenues, respectively.

For the six months ended June 30, 2021, four suppliers accounted for 27%, 23%, 23% and 14% of total cost of revenues, respectively. For the six months ended June 30, 2022, two suppliers that accounted for 18% and 23% of total cost of revenues, respectively.

As of December 31, 2021, four suppliers accounted for 22%, 13%, 12% and 12% of total accounts payables, respectively. As of June 30, 2022, no supplier accounted more than 10% of total accounts payables.

Currency convertibility risk

A significant portion of the Group’s expenses, assets and liabilities are denominated in RMB. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into U.S. dollar or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approvals of foreign currency payments by the PBOC or other institutions require submitting a payment application form together with relevant documents.

Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. For U.S. dollar against RMB, there was depreciation of 6.3% and appreciation of 2.3% in the years ended December 31, 2020 and 2021, respectively. There was depreciation of approximately 5.1% for the six months ended June 30, 2022. It is difficult to predict how market forces or PRC or the U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future.

3.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (CONTINUED)
(m)	Risks, Uncertainties and Concentrations (continued)

The functional currency of the Company and AnPac US is the US$ and the reporting currency of the Company and AnPac US the RMB. Most of the revenues and costs of the Group are denominated in RMB, while a portion of cash and cash equivalents and convertible loans are denominated in US$. It is difficult to predict how market forces or PRC or the U.S. government policy may impact the exchange rate between the Renminbi and the US$ in the future. Any significant fluctuation of the valuation of RMB may materially affect the Group’s cash flows, revenues, earnings and financial position, and the value of any dividends payable on the ADS in US$.

(n)	Recent accounting pronouncements

The Group is an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an EGC can take advantage of extended transition periods for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. The Group elected to take advantage of the extended transition periods. However, this election will not apply should the Group cease to be classified as an EGC.

In October 2020, the FASB issued ASU 2020-10, “Codification Improvements,” this ASU affects a wide variety of Topics in the Codification. They apply to all reporting entities within the scope of the affected accounting guidance. More specifically, this ASU, among other things, contains amendments that improve the consistency of the Codification by including all disclosure guidance in the appropriate Disclosure Section (Section 50). Many of the amendments arose because the FASB provided an option to give certain information either on the face of the financial statements or in the notes to financial statements and that option only was included in the Other Presentation Matters Section (Section 45) of the Codification. The option to disclose information in the notes to financial statements should have been codified in the Disclosure Section as well as the Other Presentation Matters Section (or other Section of the Codification in which the option to disclose in the notes to financial statements appears). Those amendments are not expected to change current practice. The amendments are effective for annual periods beginning after December 15, 2021, and interim periods within annual periods beginning after December 15, 2022. Early application of the amendments is permitted for and varies based on the entity. The amendments should be applied retrospectively and at the beginning of the period that includes the adoption date. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.